Shareholders' Equity (Details) - USD ($)			6 Months Ended
		Mar. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Apr. 15, 2024	Mar. 12, 2024	Nov. 20, 2023	Nov. 16, 2023	Nov. 15, 2023	Sep. 08, 2023	Jul. 04, 2023
Class of Stock [Line Items]
Divided share capital			$ 50,000
Ordinary shares, shares authorized (in Shares)	[1]		500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares)	[1]		25,000,001		25,000,001
Ordinary shares, shares outstanding (in Shares)	[1]		25,000,001		25,000,001
Investor transaction		$ 3,000,000
Investor shares (in Shares)		500,002
Received amount		$ 3,000,000
Proceeds received private placement			$ 1,350,000
Investor [Member]
Class of Stock [Line Items]
Investor transaction		$ 1,500,000
Investor shares (in Shares)		250,001
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued (in Shares)						25,000,001						92.1
Ordinary shares, shares outstanding (in Shares)												92.1
Top Moral [Member]
Class of Stock [Line Items]
Paid dividends							$ 200,000	$ 800,000			$ 600,000
Max Bright [Member]
Class of Stock [Line Items]
Paid dividends										$ 3,700,000
Top Creation [Member]
Class of Stock [Line Items]
Paid dividends										$ 2,800,000
Top Legend [Member]
Class of Stock [Line Items]
Paid dividends									$ 3,700,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.